CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Interest income	£ 6,397	£ 7,295
Interest expense	(1,021)	(1,681)
Net interest income	5,376	5,614
Fee and commission income	1,070	954
Fee and commission expense	(480)	(421)
Net fee and commission income	590	533
Net trading income	303	368
Other operating income	1,038	1,251
Other income	1,931	2,152
Total income	7,307	7,766
Operating expenses	(4,564)	(4,431)
Impairment	(677)	3,625
Profit (loss) before tax	3,420	(290)
Tax credit	288	594
Profit for the period	3,708	304
Profit attributable to ordinary shareholders	3,489	86
Profit attributable to other equity holders	203	204
Profit attributable to equity holders	3,692	290
Profit attributable to non-controlling interests	£ 16	£ 14